Summary of Significant Accounting Policies and Practices (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the numerators and denominators of the basic and diluted net income per share computations
Basic net income per share, Net income (numerator)													$ 1,338	$ 1,063	$ 687
Basic net income per share, Shares (denominator)													1,503,952	1,496,260	1,492,137
Basic net income per share, Per share amount	$ 0.17	$ 0.26	$ 0.14	$ 0.32	$ 0.15	$ 0.40	$ 0.07	$ 0.09	$ 0.04	$ 0.25	$ 0.05	$ 0.12	$ 0.89	$ 0.71	$ 0.46
Effect of dilutive stock options, Net income (numerator)
Effect of dilutive stock options, Shares (denominator)
Diluted net income per share, Net income (numerator)													$ 1,338	$ 1,063	$ 687
Diluted net income per share, Shares (denominator)													1,503,952	1,496,260	1,492,137
Diluted net income per share, Per share amount	$ 0.17	$ 0.26	$ 0.14	$ 0.32	$ 0.15	$ 0.40	$ 0.07	$ 0.09	$ 0.04	$ 0.25	$ 0.05	$ 0.12	$ 0.89	$ 0.71	$ 0.46